PROPERTY, PLANT AND EQUIPMENT (Net Carrying Amount) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | ¥		¥ 275	¥ 337
USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	$ 40
Net carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | ¥		275	337
Net carrying amount [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	40
Net carrying amount [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | ¥		40	43
Net carrying amount [Member] | Buildings [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	6
Net carrying amount [Member] | Mining structures and mining rights [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | ¥
Net carrying amount [Member] | Mining structures and mining rights [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $
Net carrying amount [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | ¥		19	19
Net carrying amount [Member] | Machinery and equipment [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	3
Net carrying amount [Member] | Motor vehicles [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | ¥		216	275
Net carrying amount [Member] | Motor vehicles [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $	31
Net carrying amount [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | ¥
Net carrying amount [Member] | Construction in progress [Member] | USD [Member]
Disclosure of detailed information about property, plant and equipment [line items]
At December 31 | $